Deferred Revenues	12 Months Ended
Dec. 31, 2019
Deferred Revenues [Abstract]
Deferred Revenues
28.	Deferred Revenues

Deferred revenue for the years ended December 31, 2018 and 2019 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2018	2019
		In millions of won
Beginning balance	￦	8,325,181	8,606,563
Increase during the current year		875,930	1,199,783
Recognized as revenue during the current year		(594,548)	(604,808)

Ending balance	￦	8,606,563	9,201,538